Prospectus Supplement                                          5/01
dated April 30, 2001 to:

PUTNAM VARIABLE TRUST

Class IA Prospectus dated April 30, 2001

Financial highlights for each fund can be found on the following pages:

Fund                                                         Pages

Putnam VT American Government Income Fund                    29,33
Putnam VT Asia Pacific Growth Fund                           29,33
Putnam VT Capital Appreciation Fund                          29,33
Putnam VT Diversified Income Fund                            29,33
Putnam VT The George Putnam Fund of Boston                   29,33
Putnam VT Global Asset Allocation Fund                       29,33
Putnam VT Global Growth Fund                                 30,33
Putnam VT Growth and Income Fund                             30,34
Putnam VT Growth Opportunities Fund                          30,34
Putnam VT Health Sciences Fund                               30,34
Putnam VT High Yield Fund                                    30,34
Putnam VT Income Fund                                        30,34
Putnam VT International Growth Fund                          30,34
Putnam VT International Growth and Income Fund               31,34
Putnam VT International New Opportunities Fund               31,35
Putnam VT Investors Fund                                     31,35
Putnam VT Money Market Fund                                  31,35
Putnam VT New Opportunities Fund                             31,35
Putnam VT New Value Fund                                     31,35
Putnam VT OTC & Emerging Growth Fund                         31,35
Putnam VT Research Fund                                      32,35
Putnam VT Small Cap Value Fund                               32,35
Putnam VT Technology Fund                                    32,36
Putnam VT Utilities Growth and Income Fund                   32,36
Putnam VT Vista Fund                                         32,36
Putnam VT Voyager Fund                                       32,36
Putnam VT Voyager Fund II                                    32,36